Capital Withdrawal Payable To General Partner (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capital Withdrawal Payable To General Partner [Abstract]
Capital withdrawals payable to General Partner	$ 450,037	$ 124,829